Costs and expenses by nature	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Costs and expenses by nature

5.	Costs and expenses by nature
5.1.	Cost of sales

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Raw material, products for resale, materials and third-party services (1)	(11,201)	(12,782)	(5,810)	(5,687)
Depreciation, depletion and amortization	(5,072)	(4,952)	(2,423)	(2,556)
Production taxes	(5,936)	(5,477)	(2,906)	(2,694)
Employee compensation	(1,042)	(789)	(601)	(405)
Total	(23,251)	(24,000)	(11,740)	(11,342)
(1)	It Includes short-term leases and inventory turnover.

5.2.	Selling expenses

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Materials, third-party services, freight, rent and other related costs	(2,189)	(2,048)	(1,069)	(1,022)
Depreciation, depletion and amortization	(339)	(304)	(166)	(154)
Allowance for expected credit losses	(8)	(17)	2	4
Employee compensation	(65)	(52)	(35)	(28)
Total	(2,601)	(2,421)	(1,268)	(1,200)

5.3.	General and administrative expenses

	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Employee compensation (1)	(657)	(473)	(365)	(244)
Materials, third-party services, rent and other related costs	(266)	(214)	(146)	(112)
Depreciation, depletion and amortization	(73)	(58)	(38)	(32)
Total	(996)	(745)	(549)	(388)
(1)	In the three and six-month periods ended June 30, 2024, it mainly refers to the actuarial revision of the Saúde Petrobras - AMS health care plan, reflecting the change in the benefit, in the amount of US$ 78. For more information, see note 13.